Shareholder Report, Average Annual Return (Details) LMF2900_Western Asset Income Fund_Class C1_TSR Annual {Class C1}	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C1 (with sales charge)
Average Annual Return, Percent	3.15%	1.70%	2.95%
Without Sales Load [Member] | Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C1
Average Annual Return, Percent	4.13%	1.70%	2.95%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Bloomberg U.S. Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.02%	0.00% [1]	1.74%

[1]
†	Amount represents less than -0.005%.